Note 22 - Segment information (Detail) - Statement of Operations Information: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross revenues	$ 46,150,876	$ 60,677,173	$ 71,708,025
Sales tax	(808,257)	(1,591,748)	(2,087,121)
Segment cost of revenue	(29,101,245)	(36,202,433)	(47,137,394)
Segment gross profit	16,241,374	22,882,992	22,483,510
Segment operating (expenses)/income	390,296	(17,428,495)	(24,617,125)
Segment profit/(loss) from operations	16,631,670	5,454,497	(2,133,615)
Other (expenses)/ income	(639,663)	(264,934)	701,884
Segment profit/ (loss) before interest and taxes	15,992,007	5,189,563	(1,431,731)
China VAS, Mobile Game & PC Game [Member]
Gross revenues	31,277,781	35,570,974	57,691,760
Sales tax	(808,257)	(1,591,748)	(2,087,121)
Segment cost of revenue	(18,459,785)	(19,999,661)	(37,725,651)
Segment gross profit	12,009,739	13,979,565	17,878,988
Segment operating (expenses)/income	(12,585,930)	(13,873,577)	(16,391,539)
Segment profit/(loss) from operations	(576,191)	105,988	1,487,449
Other (expenses)/ income	(45,555)	(373,093)	679,019
Segment profit/ (loss) before interest and taxes	(621,746)	(267,105)	2,166,468
Indonesia VAS [Member]
Gross revenues	3,748,259	8,196,431	1,805,746
Segment cost of revenue	(2,813,317)	(4,949,871)	(587,532)
Segment gross profit	934,942	3,246,560	1,218,214
Segment operating (expenses)/income	(2,291,541)	(950,106)	(266,867)
Segment profit/(loss) from operations	(1,356,599)	2,296,454	951,347
Other (expenses)/ income	7,587	1,005	105,556
Segment profit/ (loss) before interest and taxes	(1,349,012)	2,297,459	1,056,903
Media Content Unit [Member]
Gross revenues	11,124,836	16,909,768	12,210,519
Segment cost of revenue	(7,828,143)	(11,252,901)	(8,824,211)
Segment gross profit	3,296,693	5,656,867	3,386,308
Segment operating (expenses)/income	(7,452,373)	(6,654,680)	(4,691,928)
Segment profit/(loss) from operations	(4,155,680)	(997,813)	(1,305,620)
Other (expenses)/ income	479,946	15,209	(107,805)
Segment profit/ (loss) before interest and taxes	(3,675,734)	(982,604)	(1,413,425)
Investment [Member]
Segment operating (expenses)/income	22,720,140	4,049,868	(3,266,791)
Segment profit/(loss) from operations	22,720,140	4,049,868	(3,266,791)
Other (expenses)/ income	(1,081,641)	91,945	25,114
Segment profit/ (loss) before interest and taxes	$ 21,638,499	$ 4,141,813	$ (3,241,677)